NATURE OF OPERATIONS AND BASIS OF PRESENTATION (Details Narrative)	Jun. 30, 2013	May 17, 2013	Mar. 31, 2013	Feb. 04, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Newly issued shares of common stock to the Selling Stockholders				127,638,616
Issued and outstanding capital stock of Anio Ltd. in exchange for the Company's common stock				100.00%
Cancelled restricted shares of common stock of the Company				123,817,552
Outstanding common stock prior to reverse merger	100,574,016		100,574,016
Authorized shares issued on no cost basis		3,821,064